Goodwill and Intangible Assets (Amortization Expense Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Intangible Assets Except Software Costs and Physician Income Guarantee Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, weighted-average useful life	5 years 6 months